Going Concern and Liquidity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Going Concern And Liquidity [Line Items]
Going Concern and Liquidity

Note 3: Going Concern and Liquidity

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced losses since its inception and had losses of $ 903,105,939 for the three-month periods ended June 30, 2022 and $29,464,410 for the three-month periods ended June 30, 2021. Such losses were primarily the result of goodwill impairment loss, net increases in certain non-cash expenses including depreciation and amortization, stock-based compensation, mark-to-market adjustments for warrants and premium deficiency reserves as well as costs incurred in adding new members, building relationships with physician partners and payors, and developing new services. The Company anticipates operating losses and negative cash flows to continue for the foreseeable future as it continues to grow membership.

As of June 30, 2022, and December 31, 2021, the Company had $63,145,379 and $140,477,586, respectively, in unrestricted cash and cash equivalents available to fund future operations. The Company’s capital requirements will depend on many factors, including the pace of our growth, ability to manage medical costs, the maturity of our members, and our ability to raise capital, and the Company will need to use available capital resources and/or raise additional capital earlier than currently anticipated. When the Company pursues additional debt and/or equity financing, there can be no assurance that such financing will be available on terms commercially acceptable to the Company. If the Company is unable to obtain additional funding when needed, it will need to curtail planned activities in order to reduce costs, which will likely have an unfavorable effect on the Company’s ability to execute on its business plan, and have an adverse effect on its business, results of operations and future prospects. As a result of these matters, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Note 3: Going Concern and Liquidity

The accompanying condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has experienced losses since its inception and had losses of $ 57,937,929 for the 2021 Successor Period (See Note 4), $ 146,399,938 for the 2021 Predecessor Period (See Note 4), and $ 31,411,542 for the year ended December 31, 2020. Such losses were primarily the result of costs incurred in adding new members, building relationships with physician partners and payors, and developing new services. The Company anticipates operating losses and negative cash flows to continue for the foreseeable future as it continues to grow membership.

As of December 31, 2021, and December 31, 2020, the Company had $140,477,586 and $36,261,104, respectively, in unrestricted cash and cash equivalents available to fund future operations. The Company’s capital requirements will depend on many factors, including the pace of our growth, ability to manage medical costs, the maturity of our members, and our ability to raise capital, and the Company will need to use available capital resources and/or raise additional capital earlier than currently anticipated. When the Company pursues additional debt and/or equity financing, there can be no assurance that such financing will be available on terms commercially acceptable to the Company. If the Company is unable to obtain additional funding when needed, it will need to curtail planned activities in order to reduce costs, which will likely have an unfavorable effect on the Company’s ability to execute on its business plan, and have an adverse effect on its business, results of operations and future prospects. As a result of these matters, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date the financial statements are issued. The accompanying condensed consolidated financial statements do not include any adjustments that might result from the outcome of these uncertainties.